Share-Based Compensation - Summary of Share Units (Performance Share Units) (Detail) - Performance Share Units [Member]	12 Months Ended
Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,308,416
Granted, Number | shares	634,382
In lieu of dividends, Number of DSUs | shares	17,835
Vested, Number | shares	(318,887)
Ending Balance, Number | shares	1,641,746
Opening Balance, Weighted average grant | $ / shares	$ 9.02
Granted, Weighted average grant | $ / shares	6.29
In lieu of dividends , Weighted average grant | $ / shares	6.93
Vested, Weighted average grant | $ / shares	6.1
Ending Balance, Weighted average grant | $ / shares	$ 8.51